SCHEDULE OF PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 34,905	¥ 36,585
Less: Accumulated depreciation		28,817	28,412
Property and Equipment, net	$ 871	6,088	8,173
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		20,999	22,836
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		2,564	2,661
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		938	938
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		5,702	5,448
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 4,702	¥ 4,702